Note 14 - Loss Per Shares (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Earnings per share [text block]
	2017	2016	2015

Numerator
Net loss	$(12,797,797)	$(13,224,684)	$(12,070,170)

Denominator
Weighted average number of common shares outstanding	259,771,793	220,058,321	185,091,882
Weighted average number of common shares outstanding - diluted	259,771,793	220,058,321	185,091,882

Basic and diluted loss per share	$(0.05)	$(0.06)	$(0.07)